Share-Based Compensation - Summary of Option Activity (Details) - 2010 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	420,698,274
Options Outstanding, Granted | shares	2,583,000
Options Outstanding, Forfeited/Expired | shares	(16,151,880)
Options Outstanding, Exercised | shares	(65,463,860)
Options Outstanding, Ending balance | shares	341,665,534
Options Outstanding, Vested and expected to vest | shares	335,342,645
Options Outstanding, Exercisable | shares	253,949,473
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.49
Weighted Average Exercise Price, Granted | $ / shares	0.51
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	0.51
Weighted Average Exercise Price, Exercised | $ / shares	0.43
Weighted Average Exercise Price, Ending balance | $ / shares	0.49
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.48
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.48
Weighted Average Remaining Contractual Life, Outstanding	6 years 6 months 10 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 6 months
Weighted Average Remaining Contractual Life, Exercisable	6 years 7 days
Aggregate Intrinsic Value, Outstanding | $	$ 56,758
Aggregate Intrinsic Value, Vested and expected to vest | $	55,875
Aggregate Intrinsic Value, Exercisable | $	$ 44,517